FINANCIAL INSTRUMENTS - INTEREST RATE SWAP TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Apr. 30, 2018	Dec. 31, 2017
Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 1,723,571		$ 1,335,300
Interest Rate Swap | Minimum
Derivative [Line Items]
Fixed Interest Rates	1.07%
Interest Rate Swap | Maximum
Derivative [Line Items]
Fixed Interest Rates	2.879%
New Interest Rate Swaps
Derivative [Line Items]
Notional amount		$ 157,200
Existing Interest Rate Swaps
Derivative [Line Items]
Notional amount		$ 100,000
Terminated Interest Rate Swaps
Derivative [Line Items]
Notional amount	$ 122,500